TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of prepaid income taxes

	2024	2025
The Company - Corporate income tax	641	663
Subsidiaries - Corporate income tax	1,554	1,810
Total	2,195	2,473
Current portion	—	—
Non-current portion (Note 14)	2,195	2,473

Schedule of prepaid other taxes

	2024	2025
The Company:
VAT	168	746
Article 21 - Individual income tax	154	42
Article 23 - Withholding tax on service delivery	260	—
Subsidiaries:
VAT	2,782	2,577
Article 4(2) - Final tax	17	16
Article 21 - Individual income tax	7	6
Article 23 - Withholding tax on service delivery	79	115
Total	3,467	3,502
Current portion	(2,798)	(1,979)
Non-current portion (Note 14)	669	1,523

Schedule of current income tax liabilities

	2024	2025
The Company:
Article 25 - Installment of corporate income tax	78	—
Subsidiaries:
Article 25 - Installment of corporate income tax	587	52
Article 29 - Corporate income tax	203	317
Total	868	369

Schedule of other tax liabilities

	2024	2025
The Company:
Income taxes
Article 4(2) - Final tax	11	31
Article 21 - Individual income tax	1	2
Article 22 - Withholding tax on goods delivery and imports	1	1
Article 23 - Withholding tax on services	45	46
VAT	109	304
VAT - Tax collector	114	185
Sub-total	281	569

Subsidiaries:
Income taxes
Article 4(2) - Final tax	644	219
Article 21 - Individual income tax	160	52
Article 22 - Withholding tax on goods delivery and imports	6	5
Article 23 - Withholding tax on services	33	183
Article 26 - Withholding tax on non-resident income	178	14
VAT	473	147
VAT - Tax collector	650	467
Sub-total	2,144	1,087
Total	2,425	1,656

Schedule of components of consolidated income tax expense (benefit)

	2023	2024
	(As restated)	(As restated)	2025
Current
The Company	1,271	905	1,016
Subsidiaries	7,525	6,730	6,589
Sub-total	8,796	7,635	7,605
Deferred
The Company	182	316	(489)
Subsidiaries	(513)	190	(575)
Sub-total	(331)	506	(1,064)
Net income tax expense	8,465	8,141	6,541

Schedule of net income tax expense

	2023	2024
	(As restated)	(As restated)	2025
Estimated taxable income of the Company	6,340	4,200	4,617
Corporate Income Tax:
Current corporate income tax expense:
The Company	1,205	798	878
Subsidiaries	7,524	6,730	6,588
Current income tax expense of previous year:
Final tax expense
The Company	66	107	139
Subsidiaries	1	—	—
Total income tax expense - current	8,796	7,635	7,605

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	196	34	(148)
Leases	0	(1)	—
Accrued expenses	—	24	—
Addition to deferred installation fee	(1)	(4)	6
Allowance for expected credit losses	54	61	52
Provision for employee benefits	(7)	23	(22)
Amortization of intangible assets, land rights and others	(6)	(13)	(5)
Depreciation and gain or loss on disposal or sale of property and equipment	(37)	189	(367)
Others	(17)	3	(5)
Net	182	316	(489)
Telkomsel
Fair value measurement of other financial instruments	(7)	8	—
Leases	200	23	(101)
Allowance for expected credit losses	(61)	(119)	(247)
Amortization of license	25	3	21
Provision for employee benefits	(168)	(160)	(241)
Contract liabilities	(217)	30	(29)
Contract cost	(5)	(23)	(17)
Other financial instruments	(41)	150	494
Depreciation and gain or loss on disposal or sale of property and equipment	(122)	133	(504)
Net	(396)	45	(624)
Subsidiaries - other - net	(117)	145	49
Net income tax benefit - deferred	(331)	506	(1,064)
Income tax expense - net	8,465	8,141	6,541

Schedule of reconciliation of income tax expense

	2023	2024
	(As restated)	(As restated)	2025
Profit before income tax consolidation	39,159	37,620	30,509
Less consolidated income subject to final tax - net	(11,010)	(7,598)	(8,511)
	28,149	30,022	21,998
Income tax expense calculated at the Company’s applicable statutory tax rate	5,349	5,704	4,180
Difference in applicable statutory tax rate for subsidiaries	626	798	636
Non-deductible expenses	2,183	1,239	1,367
Final income tax expense	67	107	139
Deferred tax adjustment	(203)	(4)	295
Unrecognized deferred tax	177	8	39
Others	266	289	(115)
Net income tax expense	8,465	8,141	6,541

Schedule of claim for tax refund

	2025
	Objection	Appeal	Others	Total
Claims for tax refund which are not yet
confirmed by the Tax Authority Telkomsel
Corporate Income Tax
2025 fiscal year	—	—	261	261
2024 fiscal year	—	—	791	791
Subsidiaries
VAT
2025 fiscal year	—	—	46	46
Withholding tax
2025 fiscal year	—	—	1	1

Tax assessment with claims for tax refund
Corporate Income Tax
2018 fiscal year	—	35	—	35
2015 fiscal year	—	294	—	294
2014 fiscal year	—	35	—	35
Withholding tax
2015 fiscal year	—	—	0	0
	—	364	1,099	1,463
Tax assessment with no associated claims for tax refund
Corporate Income Tax
2023 fiscal year	1,623	—	—	1,623
Withholding tax
2023 fiscal year	12,844	—	—	12,844
	14,467	—	—	14,467

Schedule of deferred tax assets and liabilities

	Deferred tax asset and liabilities			(Charged) credited to
	in financial position			profit or loss
	2023	2024	2025	2023	2024	2025
	(As restated)	(As restated)		(As restated)	(As restated)
The Company
Allowance for expected credit losses	831	770	718	(54)	(61)	(52)
Net periodic pension and other
post-employment benefit costs	822	781	1,001	(196)	(34)	148
Difference between accounting and tax bases of property and equipment	2,082	1,894	2,521	37	(189)	369
Provision for employee benefits	299	276	298	7	(23)	22
Deferred installation fee	21	25	19	1	4	(6)
Land rights, intangible assets and others	29	42	47	6	13	5
Accrued expenses	24	—	—	—	(24)	—
Leases	—	1	1	1	1	—
Others	76	73	78	17	(3)	5
Total deferred tax assets	4,184	3,862	4,683	(181)	(316)	491

Telkomsel
Provision for employee benefits	1,385	1,445	1,698	168	160	241
Allowance for expected credit losses	205	324	571	61	119	247
Contract liabilities	400	370	399	217	(30)	29
Fair value measurement of financial instruments	—	(8)	(8)	7	(8)	—
Difference between accounting and tax bases of property and equipment	62	(71)	433	122	(133)	504
Leases	(976)	(998)	(898)	(201)	(23)	101
License amortization	(171)	(174)	(195)	(25)	(3)	(21)
Contract costs	(46)	(23)	(6)	5	23	17
Other financial instruments	125	(25)	(519)	41	(150)	(494)
Deferred tax assets of Telkomsel - net	984	840	1,475	395	(45)	624
Deferred tax assets of the other subsidiaries - net	704	680	575	(70)	(15)	(99)
Deferred tax liabilities of the other subsidiaries - net	(841)	(992)	(1,233)	187	(130)	48
Deferred tax income (expense)				331	(506)	1,064
Total deferred tax assets - net	5,872	5,382	6,733
Total deferred tax liabilities - net	(841)	(992)	(1,233)